Basis of Presentation and Summary of Significant Accounting Policies - Debt issuance costs (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt issuance costs	$ 1.4	$ 0.9
New revolving credit facility
Debt Instrument [Line Items]
Debt issuance costs	$ 0.9